Income Taxes (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Federal net operating loss carry-forwards	$ 307,900,000
State net operating loss carry-forwards	6,700,000
Available tax credit carry forwards	10,800,000
Increase (Decrease) in valuation allowances	(60,000)	3,700,000
Difference between expected benefit computed and recorded expense	39,000
Deferred income tax expense (benefit)	$ 4,000	$ 4,000